BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 ARS ($)		Dec. 31, 2017 ARS ($)		Dec. 31, 2016 ARS ($)	Dec. 31, 2018 USD ($)	Aug. 08, 2017 ARS ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 83,820		$ 85,648		$ 79,094
Balances and transactions with related parties [Abstract]
Accounts receivable		348,112		36,437
Accounts payable		1,856,506		1,467,632
Costs [Abstract]
Gas purchase and others		631,016		302,488		559,268
Compensation for technical assistance		1,317,176		577,187		329,826
Revenue for administrative services		146		2,269		244
Financial Results [Abstract]
Interest expenses		125,467		107,731		50,145
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		539,749		76,078		73,187
Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,323		93,573		768,340
Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		259,810		125,761		362,636
Compania Mega S.A. [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Compania Mega S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						3,325
Compania Mega S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						176,841
Compania Mega S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						35
Braskem [Member]
Costs [Abstract]
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Braskem [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Braskem [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						42,611
Braskem [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Costs [Abstract]
Gas purchase and others						4,361
Petroleo Brasileiro [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Petroleo Brasileiro [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Petroleo Brasileiro [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						546,476
Petroleo Brasileiro [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Refinor S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		0		5,218
Costs [Abstract]
Gas purchase and others				5,350
Compensation for technical assistance				0
Revenue for administrative services				0
Financial Results [Abstract]
Interest expenses				0
Refinor S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Refinor S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Refinor S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Petrolera Pampa S.A. [Member]
Costs [Abstract]
Gas purchase and others				40,344		333,944
Compensation for technical assistance				0		0
Revenue for administrative services				0		0
Financial Results [Abstract]
Interest expenses				0		0
Petrolera Pampa S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Petrolera Pampa S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Petrolera Pampa S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
SACDE [Member]
Technical, financial and operational assistance agreement [abstract]
Amount received for services		263,580
Balances and transactions with related parties [Abstract]
Accounts receivable		214,148		0
Accounts payable		0		0
Petrolera Entre Lomas S.A. [Member]
Costs [Abstract]
Gas purchase and others		2,017	[1]	17,801		50,356
Compensation for technical assistance		0	[1]	0		0
Revenue for administrative services		0	[1]	0		0
Financial Results [Abstract]
Interest expenses		0	[1]	0		0
Petrolera Entre Lomas S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0	[1]	0		0
Petrolera Entre Lomas S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0	[1]	0		0
Petrolera Entre Lomas S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0	[1]	0		350
Pampa Comercializadora S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		7,113		2,779
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Pampa Comercializadora S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		26,869		10,775		7,009
Pampa Comercializadora S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Pampa Comercializadora S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		3,131		1,975
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0				0
Compensation for technical assistance		0				0
Revenue for administrative services		0				0
Financial Results [Abstract]
Interest expenses		0				0
Oleoductos del Valle S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		6,149				4,715
Oleoductos del Valle S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				0
Oleoductos del Valle S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		8,277				0
Petrouruguay S.A. [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Petrouruguay S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						722
Petrouruguay S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						95
Petrouruguay S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
WEB S.A. [Member]
Costs [Abstract]
Gas purchase and others						7,262
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
WEB S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						220
WEB S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
WEB S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Central Piedra Buena S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		25,463		7,661
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0
Compensation for technical assistance		0
Revenue for administrative services		0
Financial Results [Abstract]
Interest expenses		0
Central Piedra Buena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		67,175
Central Piedra Buena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Central Piedra Buena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Central Temica Loma La Lata S.A. [Member]
Costs [Abstract]
Gas purchase and others				0
Compensation for technical assistance				0
Revenue for administrative services				0
Financial Results [Abstract]
Interest expenses				0
Central Temica Loma La Lata S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Central Temica Loma La Lata S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Central Temica Loma La Lata S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				389
Central Termica Piedrabuena S.A. [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Central Termica Piedrabuena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						14,162
Central Termica Piedrabuena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Central Termica Piedrabuena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		91		44
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0
Compensation for technical assistance		0
Revenue for administrative services		0
Financial Results [Abstract]
Interest expenses		0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Transener S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Transener S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		12,014
Experta ART [Member]
Costs [Abstract]
Gas purchase and others		11,910		11,949		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Experta ART [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Experta ART [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Experta ART [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		6,482		768
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0				0
Compensation for technical assistance		0				0
Revenue for administrative services		0				0
Financial Results [Abstract]
Interest expenses		0				0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				0
Link [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				0
Link [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		8,589				7,787
EGS [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		0		679
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		$ 6,001		4,383
CTG [Member]
Technical, financial and operational assistance agreement [abstract]
Cash payments for acquisition								$ 148
Pampa Energia [Member]
Technical, financial and operational assistance agreement [abstract]
Technical assistance agreement term renewal		3 years
Percentage of annual comprehensive profits for providing operation and maintenance services		7.00%
Balances and transactions with related parties [Abstract]
Accounts receivable	[2]	$ 91,684		23,152
Accounts payable		1,850,505	[2]	1,457,352	[2]		$ 3.0
Financial lease		1,655,409		1,316,061
Costs [Abstract]
Gas purchase and others		617,089		227,044		163,345
Compensation for technical assistance		1,317,176		577,187		329,826
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		125,467		107,731		50,145
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		439,556		44,683		43,034
Pampa Energia [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,323		93,573		2,317
Pampa Energia [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		230,930		116,186		354,464
UT [Member]
Costs [Abstract]
Gas purchase and others				0
Compensation for technical assistance				0
Revenue for administrative services				2,115
Financial Results [Abstract]
Interest expenses				0
UT [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
UT [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
UT [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
CIESA [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		58
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		146		154		244
Financial Results [Abstract]
Interest expenses		0		0		0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 0		$ 0		$ 0

[1]	As from April 2018, Petrolera Entre Lomas S.A is no longer a related party
[2]	Accounts payable includes Ps. 1,655,409 and Ps. 1,316,061 corresponding to the financial leasing recorded as "Loans" as of December 31, 2018 and 2017, respectively.